Compensation and employee benefit expenses, depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Components of Compensation and Employee Benefit Expenses, Depreciation and Amortization

The components of compensation and employee benefit expenses, depreciation and amortization for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017		2018		2019
	Cost of goods sold	Selling, general and administrative expenses	Cost of goods sold	Selling, general and administrative expenses	Cost of goods sold	Selling, general and administrative expenses
Compensation and employee benefit expenses
Salaries and wages	67,543	30,958	73,402	31,977	74,282	31,747
Welfare expenses	16,655	8,043	18,330	8,366	18,908	8,050
Bonuses	15,919	6,444	18,823	7,086	17,910	6,699
Retirement benefit expenses	2,352	1,590	2,461	1,332	2,350	1,437

Total	102,469	47,035	113,016	48,761	113,450	47,933

Depreciation and amortization	29,707	3,674	32,948	3,976	40,631	4,704